Cash flow information	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash Flow Information [Abstract]
Cash flow information
29	Cash flow information

(a)	Cash generated from operations

	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Profit before income tax	4,540	4,632	3,632
Adjustments for:
Depreciation and amortization	583	824	1,001
Impairment provision for investments in associates (Note 17)	43	4	—
Loss allowance for expected credit losses (Note 20)	18	8	9
Non-cash employee benefits expense – share based payments (Note 8)	519	569	647
Fair value losses /(gains) on investments (Note 7)	37	—	(105)
Net (gains)/ losses in relation to equity investments	(1)	(32)	10
Dividend income (Note 7)	—	—	(27)
Gain of step-up acquisition arising from business combination (Note 7 )	—	(19)	(8)
Share of loss/(profit) of associates and joint ventures (Note 17)	18	(19)	47
Interest income (Note 6)	(615)	(622)	(530)
Fair value change on puttable shares	37	37	—
Interest expense	31	62	120
Net exchange differences	(4)	(2)	1
Increase in accounts receivable	(733)	(520)	(769)
Decrease/(increase) in inventories	9	8	(6)
( Increase )/decrease in other operating assets	(175)	(887)	408
Increase in accounts payable	717	644	631
Increase in other operating liabilities	1,164	258	309

Cash generated from operations	6,188	4,945	5,370

(b)	Non-cash investing and financing activities

	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Equity interests in certain subsidiaries as consideration for business combination	—	101	—

(c)	Net cash reconciliation
The net cash reconciliation related to financing activities mainly comprised cash and cash equivalents, lease liabilities and notes payable which have been disclosed in the consolidated statements of cash flows, Note 14 and Note
25
, respectively.